Note 21 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	As of or for the Year Ended December 31,
	2024			2023
	Quaint Oak Bank(1)	Oakmont Commercial, LLC	Consolidated	Quaint Oak Bank(2)	Oakmont Commercial, LLC	Consolidated
Net Interest Income	$17,045	$772	$17,817	$18,711	$683	$19,394
Provision for (Recovery of) Credit Losses	1,969	(435)	1,534	248	(91)	157
Net Interest Income after Provision for (Recovery of) Credit Losses	15,076	1,207	16,283	18,463	774	19,237

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	909	-	909	600	-	600
Real estate sales commissions, net	20	-	20	94	-	94
Insurance commissions	744	-	744	663	-	663
Other fees and services charges	477	135	612	359	151	510
Net loan servicing income	116	-	116	235	-	235
Income from bank-owned life insurance	118	-	118	102	-	102
Net gain on sale of loans	2,187	1,512	3,699	1,503	1,117	2,620
Gain on the sale of SBA loans	453	-	453	468	-	468
Gain on the sale-leaseback transaction	1,485	-	1,485	-	-	-
Total Non-Interest Income	6,509	1,647	8,156	4,024	1,268	5,292

Non-Interest Expense
Salaries and employee benefits	13,195	1,441	14,636	12,691	1,159	13,850
Directors’ fees and expenses	201	-	201	316	-	316
Occupancy and equipment	1,418	-	1,418	1,651	5	1,656
Data processing	1,298	-	1,298	1,051	-	1,051
Professional fees	688	81	769	847	85	932
FDIC deposit insurance assessment	614	-	614	867	-	867
Advertising	277	25	302	259	24	283
Amortization of other intangible	49	-	49	49	-	49
Other	1,694	37	1,731	1,891	22	1,913
Total Non-Interest Expense	19,434	1,584	21,018	19,622	1,295	20,917
Pretax Segment Profit	$2,151	$1,270	$3,421	$2,865	$747	$3,612
Net (Loss) Income Attributable to Discontinued Operations	$(406)	$-	$(406)	$262	$-	$262
Segment Assets	$632,644	$52,524	$685,168	$694,501	$59,617	$754,118